Related Party Transactions (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total Convertible Note			$ 1,296,000	$ 54,000
Less: Unamortized debt discount	$ (2,829,095)		(1,099,923)	0
Convertible notes, net of discount	541,905		196,077	54,000
Less: Current portion	(541,905)		(196,077)	(54,000)
Long term Portion	0		0	0
Principal Amount			54,000
Convertible notes - related parties [Member]
Total Convertible Note	2,576,693		576,693
Less: Unamortized debt discount	(1,793,237)		0
Convertible notes, net of discount	783,456		576,693
Less: Current portion	(783,456)		(576,693)
Long term Portion	0		0
December 1, 2024 [Member]
Total Convertible Note	576,693		576,693
Principal Amount	$ 576,693
Interest Rate	10.00%
Effective interest rate	0.00%
Maturity Date	December 31, 2025
February 2025 [Member]
Total Convertible Note	$ 2,000,000		0
Principal Amount	$ 2,000,000
Interest Rate	10.00%
Effective interest rate	354.00%
Maturity Date	February 28, 2026
Related Party D [Member]
Related party expenses	$ 16,000	$ 16,800	$ 77,600	120,400
Description for nature of transaction	Cash paid for consulting fees		Cash paid for consulting fees
Related Party D one [Member]
Related party expenses	$ 4,000	4,200	$ 19,400	30,100
Description for nature of transaction	Cash paid for consulting and advisory fees		Cash paid for consulting and advisory fees
Related Party E [Member]
Related party expenses	$ 0	28,854	$ 163,654	139,196
Description for nature of transaction	Cash paid for management fee		Cash paid for management fee
Related Party E one [Member]
Related party expenses	$ 91,290	43,146	$ 81,917	47,304
Description for nature of transaction	Cash paid for royalty and sales commissions		Cash paid for royalty and sales commissions
Related Party F [Member]
Related party expenses	$ 420,720	0	$ 214,950	0
Description for nature of transaction	30,000 Series C preferred stock for management compensation		250,000 shares of common stock issued for advisory fee
Related Party H [Member]
Related party expenses	$ 0	85,980	$ 128,970	0
Description for nature of transaction	100,000 shares of common stock issued for advisory fee		150,000 shares of common stock issued for advisory fee
Related Party I [Member]
Related party expenses	$ 0	214,950	$ 214,950	0
Description for nature of transaction	250,000 shares of common stock issued for advisory fee		250,000 shares of common stock issued for advisory fee
Related Party J [Member]
Related party expenses	$ 0	429,900	$ 348,000	0
Description for nature of transaction	500,000 shares of common stock issued for advisory fee		20,000 shares of Series C preferred stock for advisory fee
Related Party K [Member]
Related party expenses	$ 0	$ 128,970	$ 85,980	0
Description for nature of transaction	150,000 shares of common stock issued for advisory fee		100,000 shares of common stock issued for advisory fee
Related Party G [Member]
Related party expenses			$ 429,900	$ 0
Description for nature of transaction			500,000 shares of common stock issued for advisory fee